Income taxes (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2010	Mar. 16, 2007	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 CNY (¥)
Effective Income Tax Rate Reconciliation, Percent			12.30%	9.60%	6.20%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		25.00%	25.00%
Percentage Of Decrease On Enterprise Income Tax Rate			15.00%
Percentage Of Eligibility For Preferential Tax Rate			15.00%
Percentage Of Decrease In Taxable Income Under Enterprise Income Tax Law			50.00%
Percentage Of Preferential Tax Rate			12.50%
Percentage Deductible On Research and Development Expenses			150.00%
Percentage Of Withholding Tax Rate On Dividends			10.00%
Description Of Withholding Tax Rate			dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).
Deferred Tax Assets, Net of Valuation Allowance, Current			¥ 631,899	¥ 355,447
Deferred Tax Liabilities, Net, Noncurrent			283,112	319,219		$ 41,251
Operating Loss Carryforwards			¥ 1,600,000
Description Of Operating Loss Carry forwards Expiration Date			which will expire during the period between January 1, 2020 and December 31, 2028.
Deferred Tax Assets, Net of Valuation Allowance			¥ 42,953	11,857
Deferred Tax Assets, Valuation Allowance			¥ 588,946	¥ 343,590	¥ 458,433		¥ 555,965
Undistributed Earnings of Foreign Subsidiaries | $						5,000,000
Undistributed Earnings of Domestic Subsidiaries | $						$ 502,000
State Administration of Taxation, China [Member]
Description Of Deductible Expenses			Pursuant to the “Circular on Enterprise Income Tax Policy concerning Deductions for Equipment and Appliances” (Cai Shui [2018] 54) issued by the State Administration of Taxation, during the period from January 1, 2018 to December 31, 2020, the cost of newly purchased equipment with the original cost less than RMB5 million can be fully deducted against taxable profit in the next month after the asset is put into use, instead of being depreciated annually for tax filing (the “Fixed Assets One-time Expense”).
Anjuke and Ganji [Member]
Percentage Deductible On Research and Development Expenses				175.00%
Deferred Tax Liabilities, Net, Noncurrent			¥ 268,200	¥ 319,200
2017 to 2019 [Member]
Percentage Of Preferential Tax Rate			12.50%
Hong Kong [Member]
Effective Income Tax Rate Reconciliation, Percent	16.50%